Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2012
Contract backlog
Intangible assets
Original useful life	10 years
Customer relationships
Intangible assets
Original useful life	4 years
Orbital concessions
Intangible assets
Original useful life	40 years
Remaining useful life as of the Acquisition Date	26 years
Public telecommunications network
Intangible assets
Original useful life	30 years
Remaining useful life as of the Acquisition Date	19 years